Organization and Principal Activities (Tables)	6 Months Ended
Sep. 30, 2025
Organization and Principal Activities [Abstract]
Schedule of Subsidiaries

Details of the Company and its subsidiaries are set out in the table as follows:

		Percentage of effective ownership
Name	Date of incorporation	September 30, 2025	March 31, 2025	Place of incorporation	Principal activities
Solowin Holdings	July 23, 2021	N/A	N/A	Cayman Islands	Holding company
Solomon JFZ (Asia) Holdings Limited	July 25, 2016	100%	100%	Hong Kong	Securities and virtual assets dealings and brokerage; advising on securities; corporate consultancy services; and asset management services
Solomon Private Wealth Limited	December 4, 2023	100%	100%	Hong Kong	Wealth management and financial planning services
Solomon Global Asset Management Limited	August 4, 2023 (Acquired on March 13, 2025)	100%	100%	British Virgin Islands	Wealth management and financial planning services
AX Coin HK Limited	April 25, 2025	100%	N/A	Hong Kong	Stablecoin issuance
AlloyX Limited	October 22, 2024 (Acquired on September 3, 2025)	100%	N/A	Cayman Islands	Holding company
Master Venus Limited	February 2, 2016 (Acquired on September 3, 2025)	100%	N/A	Samoa	Holding company
AlloyX (Hong Kong) Limited	December 23, 2024 (Acquired on September 3, 2025)	100%	N/A	Hong Kong	Digital assets-related services
AlloyX Group Pte Limited	January 16, 2025 (Acquired on September 3, 2025)	100%	N/A	Singapore	Dormant
Bravo Valor Partners Limited	June 4, 2021 (Acquired on September 3, 2025)	100%	N/A	United States	Dormant
AX Coin Limited	August 25, 2025	64%	N/A	Cayman Islands	Holding company